Income taxes (FY)- Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Cumulative undistributed foreign earnings					$ 117.4	$ 103.7	$ 96.2
Discrete tax benefit	$ (5.8)	$ 2.2	$ (15.5)	$ 35.7	633.9	79.2
Valuation allowance of deferred tax assets					31.2	92.4
Uncertain tax positions					538.0
Reductions attributable to settlements with taxing authorities					18.1	14.3	60.1
Additions for tax positions related to prior years					102.5	55.8	106.1
Interest and penalties					26.8	4.4	$ (23.5)
Accrued interest and penalties					88.5	$ 110.2
State and local jurisdiction
Income Taxes [Line Items]
State and foreign net operating carryforwards					34.2
Foreign
Income Taxes [Line Items]
State and foreign net operating carryforwards					33.8
State and foreign tax authorities
Income Taxes [Line Items]
Valuation allowance of deferred tax assets					30.9
Net operating loss decrease					59.9
Net operating loss decrease, amount affecting tax rate					29.5
Disposition of previous acquisition
Income Taxes [Line Items]
Reductions attributable to settlements with taxing authorities					511.0
Settlement with taxing authority
Income Taxes [Line Items]
Significant decrease in unrecognized tax benefits, reasonably possible					84.8
Prior year
Income Taxes [Line Items]
Reductions attributable to settlements with taxing authorities					65.0
Additions for tax positions related to prior years					$ 42.3